Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Customer contracts	66,590,884	67,687,278	9,722,669
Software	36,937,043	37,670,816	5,411,074
License	942,481	942,481	135,379
Less: accumulated amortization	71,310,260	76,752,418	11,024,795
Intangible assets subject to amortization	33,160,148	29,548,157	4,244,327
License with indefinite life	26,891,801	11,733,541	1,685,418
Foreign currency translation adjustment	(1,927,341)	(3,031,219)	(435,407)
Intangible assets, net	58,124,608	38,250,479	5,494,338

Insurance Brokerage Licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was   RMB21,669,520, RMB22,872,976 and RMB5,442,158 for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group expects to record amortization expense of RMB3,754,913,  RMB3,754,913, RMB3,754,913, RMB3,754,913, RMB3,754,913 for the years ending December 31, 2020, 2021, 2022, 2023 and 2024, respectively.